Commitments and Contingencies (Schedule of minimum future rental payments Operating lease) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Minimum Future Payments [Line Items]
2026	$ 2,046
2027	1,153
2028	672
2029	491
2030 and after	2,193
Lessee, Operating Lease, Liability, to be Paid, Total	6,555
Less imputed interest	(919)
Total lease liabilities	$ 5,636